Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Rental income	$ 43,962,752	$ 42,791,623	$ 129,166,798	$ 125,428,614	$ 150,900,039	$ 146,032,596	$ 128,723,298
Other income	536,512	363,756	2,055,689	1,568,957	19,063,191	17,365,562	15,287,216
Total revenues	44,499,264	43,155,379	131,222,487	126,997,571	169,963,230	163,398,158	144,010,514
Expenses:
Operating, maintenance and management	11,788,068	11,413,882	32,325,417	31,828,565	42,446,994	41,113,376	35,644,845
Real estate taxes and insurance	6,086,781	5,581,414	19,111,364	17,229,297	23,501,730	22,745,539	20,836,003
Fees to affiliates	6,917,303	9,626,258	19,248,909	21,249,639	25,976,226	24,342,996	24,629,873
Depreciation and amortization	18,632,477	17,855,195	55,430,404	52,920,337	70,993,280	68,417,556	67,991,543
Interest expense	12,562,978	12,273,389	36,962,055	31,619,697	44,374,484	34,944,074	26,060,155
Loss on debt extinguishment		4,975,497	41,609	4,975,497	4,975,497	0	0
General and administrative expenses	2,230,541	2,101,075	6,173,895	4,810,141	6,795,365	5,456,273	4,848,801
Acquisition costs					0	2,185	1,681,768
Total expenses	58,218,148	63,826,710	169,293,653	164,633,173	219,063,576	197,021,999	181,692,988
Loss before other income	(13,718,884)	(20,671,331)	(38,071,166)	(37,635,602)
Other income:
Gain on sale of real estate, net	3,329,078		3,329,078
Total other income	3,329,078		3,329,078
Net loss	$ (10,389,806)	$ (20,671,331)	$ (34,742,088)	$ (37,635,602)	$ (49,100,346)	$ (33,623,841)	$ (37,682,474)
Loss per common share - basic and diluted (in dollars per share)	$ (0.20)	$ (0.40)	$ (0.67)	$ (0.74)	$ (0.96)	$ (0.67)	$ (0.80)
Weighted average number of common shares outstanding - basic and diluted (in shares)	52,279,878	51,422,384	52,096,357	51,198,919	51,312,947	50,358,618	47,092,206